Summary of Significant Accounting Policies - Schedule of Estimated Annual Deprecation Rates (Details)	Mar. 31, 2026 USD ($)
Machinery & equipment [Member]
Schedule of Estimated Annual Deprecation Rates [Line Items]
Useful life	3 years
Residual value
Vehicles [Member]
Schedule of Estimated Annual Deprecation Rates [Line Items]
Useful life	5 years
Residual value
Furniture and fixtures [Member]
Schedule of Estimated Annual Deprecation Rates [Line Items]
Useful life	7 years
Residual value
Software [Member]
Schedule of Estimated Annual Deprecation Rates [Line Items]
Useful life	5 years
Residual value
Leasehold improvement [Member]
Schedule of Estimated Annual Deprecation Rates [Line Items]
Residual value
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Lesser of lease term or economic life